Marketable securities (Narrative) (Details) - shares	Dec. 31, 2021	Dec. 21, 2021	Dec. 31, 2020
Disclosure Of Marketable Securities [Line Items]
Number of shares issued	28,992,429	25,800,000	25,908,233
Captiva [Member]
Disclosure Of Marketable Securities [Line Items]
Number of shares issued	10,687,500		10,687,500
Shares for debt agreement [Member]
Disclosure Of Marketable Securities [Line Items]
Number of shares issued		25,800,000
Shares for debt agreement [Member] | Captiva [Member]
Disclosure Of Marketable Securities [Line Items]
Number of shares issued	25,800,000